Employee share scheme reserve - Summary of fair values assumptions of the options (Details)	12 Months Ended
	Dec. 31, 2023 Y $ / shares	Dec. 31, 2022 Y $ / shares	Dec. 31, 2021 Y $ / shares
Employee share scheme reserve
Expected weighted average volatility (%)	120.00%	120.00%	50.00%
Expected dividends (%)	0.00%	0.00%	0.00%
Expected term (in years) | Y	6.05	3.52	1.25
Risk free rate (%)	4.05%	4.16%	1.12%
Market price | $ / shares	$ 1.67	$ 0.137	$ 8.89